Related Party Balances and Transactions (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM) g / yr	Dec. 31, 2025 USD ($) g / yr	Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2025 USD ($)
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		10	10
Shareholdings percentage		19.00%	19.00%
Paid expenses						RM 704,196
Payments to related party						70,302
Increase/(decrease) in amounts due to related companies		588,883	145,188	678,900		(21,721)
Operating expenses		3,864,544	952,797	240		350,927
Repaid amount				70,925
Expenses amount		286,974	70,753	661,263		66,915
Purchased amount		6,056,741						$ 1,493,279
Received payments amounted		2,147,684		1,510,233				529,508
Payment to related parties				7,040,368		684,684
Interest-bearing borrowing						1,363,000
Related interest payable						17,081
Cash		1,478,091		390,500		1,178,275		364,421
Additional interest amount		399,620	98,526	631,049
Consultancy fees						350,000
Commission amount						137,912
Proxy Holdings [Member]
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		20	20
Shareholdings percentage		10.00%	10.00%
Payments to related party		RM 22,717
Received payments amounted | $			$ 5,601
Paid expenses		1,485,404	366,224	818,196		1,571,296
Agroz Group [Member]
Related party balances and transactions [Line Items]
Paid expenses		1,228,772	302,952	751,695		19,000
Payments to related party				1,400,174		1,423,354
Received payments amounted		950,000	234,221	3,021,580
Increase/(decrease) in amounts due to related companies						48,581
Repaid amount		83,206	20,514	105,028		257,749
Purchased amount		4,240,909		4,115,842		886,100		1,045,589
Received payments amounted		32,841		551,350				8,097
Additional interest amount		2,000,000	493,097
Marketing amount				32,841		327,776
Agroz Ventures Sdn. Bhd. [Member]
Related party balances and transactions [Line Items]
Paid expenses		265,349	65,421	274,733
Payments to related party						4,000,000
Purchased amount	[1]	265,349		274,733				65,421
Paid expenses	[1]	1,228,772	302,952	751,695		19,000
Received payments amounted	[1]	950,000		3,021,580				234,221
EPetani Sdn [Member]
Related party balances and transactions [Line Items]
Payments to related party						1,145,443
Mr. Gerard Lim [Member]
Related party balances and transactions [Line Items]
Payments to related party		2,063,300		7,968,903				508,703
Repaid amount		97,308	23,991	53,280		339,333
Ms. Khoo Kwai Fun [Member]
Related party balances and transactions [Line Items]
Payments to related party	[2]	83,206		105,028		257,749		20,514
Expenses amount		47,308	11,664	120,637	[2]	110,289	[2]
Agroz Vertical Farm [Member]
Related party balances and transactions [Line Items]
Payments to related party				27,260
Received payments amounted				1,300,568
Isa Wellness Marketing [Member]
Related party balances and transactions [Line Items]
Payments to related party				6,341,924
Received payments amounted		450,400	111,045
Received payments amounted	[3]	32,841		551,350				$ 8,097
Payment to related parties		413,949	102,058
Marketing amount	[3]			RM 32,841		RM 327,776

[1]	During the years ended December 31, 2023, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 19,000, MYR 751,695 and MYR 1,228,772 (USD 302,952) respectively. During the years ended December 31, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 and MYR 265,349 (USD 65,421) respectively. Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023. Agroz Group received payments amounted to MYR 3,021,580 and MYR 950,000 (USD 234,221) during the years ended December 31, 2024 and 2025.
[2]	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 110,289, MYR 120,637 and MYR 47,308 (USD 11,664) during the years ended December 31, 2023, 2024 and 2025 respectively. Agroz Group has repaid MYR 257,749, MYR 105,028 and MYR 83,206 (USD 20,514) to Khoo Kwai Fun during the years ended December 31, 2023, 2024 and 2025 respectively.
[3]	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 respectively. Agroz Group received payments amounted to MYR 551,350 and MYR 32,841 (USD 8,097) during the years ended December 31, 2024 and 2025.